License and Distribution Agreements (Details Narrative) - USD ($) $ in Thousands									3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 11, 2023	Aug. 25, 2023	Jul. 31, 2023	Apr. 13, 2023	Apr. 10, 2023	Mar. 17, 2023	Sep. 01, 2021	May 07, 2021	Mar. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2023
Deferred revenue										$ 3,736			$ 3,818
Issuance of common stock												$ 7,651
Purchase and sale of shares			857,142		923,077
Common Stock [Member]
Issuance of common stock
Purchase and sale of shares									2,141,098			405,406
Regeneron Research Collaboration Services Agreement [Member]
Service agreement term		5 years
License agreement notice period		30 days
Deferred revenue										750	$ 750
Arthrex Agreement [Member]
Supply and distribution agreement period								6 years
Supply and distribution agreement renewal term								2 years
Supply and distribution agreement non-renewal notice period								12 months
Discount percentage payment for invoices within ten days								2.00%
Payment term net								45 days
Material breach contract terminated term								30 days
Evolution Agreement [Member]
Supply and distribution agreement period							3 years
Supply and distribution agreement period				Apr. 13, 2023
Outstanding invoice amount refused				$ 2,350
Pulthera Llc Binding Term Sheet [Member]
Payment of option fee in cash										3,000	3,000
Pulthera Llc Binding Term Sheet [Member] | Research and Development Expense [Member]
Option fee expense						$ 3,000
Pulthera Llc Binding Term Sheet [Member] | Common Stock [Member]
Issuance of common stock										$ 1,000	$ 1,000
Purchase and sale of shares						169,492
License Agreement With Biocellgraft Inc [Member]
Option fee expense	4 years
Commercial license to dental products agreement renewal term	2 years
License fee expense	$ 5,000
License fees payment period	2 years
License fee payment	$ 300